UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------

Check here if Amendment |_|; Amendment Number:
                                                --------
This Amendment (Check only one.):   |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Aegis Financial Corporation
            ------------------------------------------
Address:    1100 North Glebe Road, Suite 1040
            ------------------------------------------
            Arlington, Virginia  22201
            ------------------------------------------

 Form 13F File Number:    28-10411
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William S. Berno
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (703) 528-7788
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ William S. Berno   Arlington, Virginia                    November 14, 2007
---------------------  ------------------------------------   -----------------
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-
             -------------           -----------------------------------------
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 90
                                              -----------------------

Form 13F Information Table Value Total:             $351,903
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

          [Repeat as necessary.]

FORM 13F INFORMATION TABLE:

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NAME OF                 TYPE OF                                   SHR OR     SH/PUT    INVSTMNT      OTHER        VOTING AUTHORITY
ISSUER                  CLASS           CUSIP          VALUE      PRN AMT   PRN/CALL   DSCRTN        MGRS       SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Air France-American
  Depository Shares     SPONSORED ADR   009119108    $3,825,240    103,975  SH          Sole         N/A        Sole
Allied Defense
  Group, Inc.           COM             019118108    $3,688,242    468,051  SH          Sole         N/A        Sole
American Pacific Corp.  COM             028740108   $12,019,387    769,487  SH          Sole         N/A        Sole
Amerigo resources       COM             03074G109    $1,154,959    447,000  SH          Sole         N/A        Sole
Archon Corporation      COM             03957P101      $614,250     13,000  SH          Sole         N/A        Sole
Argo Group International
  Holdings Ltd.         COM             G0464B107      $525,475     12,077  SH          Sole         N/A        Sole
Audiovox Corporation
  Class A               CL A            050757103   $13,415,814  1,303,772  SH          Sole         N/A        Sole
Bassett Furniture
  Industry              COM             070203104    $7,994,645    770,197  SH          Sole         N/A        Sole
Beazer Homes USA        COM             07556Q105    $4,663,560    565,280  SH          Sole         N/A        Sole
Beverly Hills Bancorp   COM             087866109      $673,847    108,685  SH          Sole         N/A        Sole
BKF Capital Group       COM             05548G102    $1,083,948    451,645  SH          Sole         N/A        Sole
Bofi Holdings Inc.      COM             05566U108    $2,930,298    396,522  SH          Sole         N/A        Sole
Books-A-Million Inc.    COM             098570104    $2,345,957    177,321  SH          Sole         N/A        Sole
Bowl America Inc. -
  Class A               CL A            102565108      $497,313     30,889  SH          Sole         N/A        Sole
Brigham Exploration Co. COM             109178103    $2,995,883    505,208  SH          Sole         N/A        Sole
BRT Realty Trust        COM             055645303      $346,800     20,000  SH          Sole         N/A        Sole
California First
  National Bank Corp.   COM             130222102    $7,406,677    570,183  SH          Sole         N/A        Sole
Callon Petroleum Co.    COM             13123X102   $13,788,470    990,551  SH          Sole         N/A        Sole
Canfor Corporation      COM             137576104    $8,584,232    772,700  SH          Sole         N/A        Sole
Canfor Pulp Income      COM             137582102    $1,027,514     79,349  SH          Sole         N/A        Sole
ChipMOS Technology
  Bermuda Ltd.          COM             G2110R106    $3,410,706    569,400  SH          Sole         N/A        Sole
Coachmen Industry Inc.  COM             189873102    $2,223,730    331,900  SH          Sole         N/A        Sole
Commerce Energy Group   COM             20061Q106      $184,224     91,200  SH          Sole         N/A        Sole
Comstock Homebuilding
  Class A               CL A            205684103    $2,494,720  1,363,235  SH          Sole         N/A        Sole
Consolidated Tomoka     COM             210226106      $396,539      5,900  SH          Sole         N/A        Sole
Covenant Transport
  Inc. Cl. A.           CL A            22284P105    $1,932,822    286,344  SH          Sole         N/A        Sole
Delta Apparel Inc.      COM             247368103    $5,955,930    348,300  SH          Sole         N/A        Sole
Delta Woodside
  Industries            COM             247909203           $35     11,755  SH          Sole         N/A        Sole
Dillards Inc. Class A.  CL A            254067101    $7,246,250    331,940  SH          Sole         N/A        Sole
Dominion Homes, Inc.    COM             257386102    $1,694,346    788,068  SH          Sole         N/A        Sole
Duckwall-ALCO           COM             264142100    $6,030,450    163,693  SH          Sole         N/A        Sole
Enesco Group            COM             292973104        $1,588    158,800  SH          Sole         N/A        Sole
Exide Technologies      COM NEW         302051206    $3,183,954    489,839  SH          Sole         N/A        Sole
Exxon Mobil Corp.       COM             30231G102      $203,632      2,200  SH          Sole         N/A        Sole
First Federal Northern
  Michigan Bancorp.     COM             32021X105      $279,657     34,740  SH          Sole         N/A        Sole
Friedman Billings
  Ramsey Group          COM             358434108    $2,445,605    530,500  SH          Sole         N/A        Sole
Frontier Airlines
  Holdings, Inc.        COM             359059102    $1,949,875    315,004  SH          Sole         N/A        Sole
Handleman Company       COM             410252100    $4,938,136  1,613,770  SH          Sole         N/A        Sole
Head N.V.               NY REGISTRY SH  422070102    $7,334,862  1,998,600  SH          Sole         N/A        Sole
Hovnanian
  nterprises Inc.       COM             442487203    $2,007,833    181,049  SH          Sole         N/A        Sole
Huttig Building
  Products              COM             448451104      $372,449     69,100  SH          Sole         N/A        Sole
IDT Corporation (IDT.C) COM             448947101      $134,470     17,000  SH          Sole         N/A        Sole
IDT Corporation Class
  B. (IDT)              COM             448947309      $814,401     97,300  SH          Sole         N/A        Sole
Integrated Telecom
  Express Inc.          COM             45817u994        $3,083    308,300  SH          Sole         N/A        Sole
International Shipholding
  Corporation           COM NEW         460321201    $4,045,934    194,797  SH          Sole         N/A        Sole
J. Alexanders Corp.     COM             466096104    $1,742,581    132,920  SH          Sole         N/A        Sole
John B. Sanfilippo &
  Son Inc.              COM             800422107    $2,698,502    330,294  SH          Sole         N/A        Sole
Leader Energy Services  COM             52168A106      $153,955    696,000  SH          Sole         N/A        Sole
Lodgian Inc.            COM PAR .01     54021P502    $1,935,530    164,028  SH          Sole         N/A        Sole
Lubys. Inc.             COM             549282101      $307,094     27,867  SH          Sole         N/A        Sole
Luminent Mortgage
  Capital Inc.          COM             550278303      $200,400    120,000  SH          Sole         N/A        Sole
M/I Homes Inc.          COM             55305B101    $5,422,267    390,372  SH          Sole         N/A        Sole
MAIR Holdings Inc.      COM             560635104    $8,518,374  1,436,488  SH          Sole         N/A        Sole
Medallion Financial
  Corp.                 COM             583928106    $2,724,025    250,140  SH          Sole         N/A        Sole
Meridian Resources      COM             58977Q109    $7,741,084  3,121,405  SH          Sole         N/A        Sole
Meritage Homes Corp.    COM             59001A102    $7,524,548    532,900  SH          Sole         N/A        Sole
Mesa Air Group          COM             590479101    $7,583,103  1,707,906  SH          Sole         N/A        Sole
MI Developments Inc.    CL A SUB VTG    55304X104    $4,534,282    136,946  SH          Sole         N/A        Sole
MIIX Group, Inc.        COM             59862V104           $85     16,950  SH          Sole         N/A        Sole
Mod-Pac Corp.           COM             607495108    $1,642,798    191,023  SH          Sole         N/A        Sole
Nathan Famous           COM             632347100    $2,184,600    132,400  SH          Sole         N/A        Sole
National Presto Inds.,
  Inc.                  COM             637215104      $818,850     15,450  SH          Sole         N/A        Sole
National RV Holdings    COM             637277104      $383,678    871,995  SH          Sole         N/A        Sole
OCA, Inc.               COM             67083Q101            $-    648,400  SH          Sole         N/A        Sole
Old Republic
  International Corp.   COM             680223104    $5,423,356    289,400  SH          Sole         N/A        Sole
Olympic Steel Inc.      COM             68162K106    $2,847,916    104,857  SH          Sole         N/A        Sole
Peak International Ltd. COM             G69586108    $2,909,909  1,073,767  SH          Sole         N/A        Sole
Pep Boys - MM&J         COM             713278109      $297,436     21,200  SH          Sole         N/A        Sole
PMA Capital Corp. Cl. A CL A            693419202   $24,130,599  2,540,063  SH          Sole         N/A        Sole
Pope & Talbot Inc.      COM             732827100       $47,460    169,500  SH          Sole         N/A        Sole
Quaker Fabric Corp.     COM             747399103        $6,786    339,279  SH          Sole         N/A        Sole
Quanta Capital
  Holdings Ltd.         SHS             G7313F106    $8,689,229  3,218,233  SH          Sole         N/A        Sole
Quipp, Inc.             COM             748802105      $560,846     98,050  SH          Sole         N/A        Sole
Ryerson Inc.            COM             78375P107   $10,256,960    304,000  SH          Sole         N/A        Sole
Safety Insurance Group  COM             78648T100    $2,070,144     57,600  SH          Sole         N/A        Sole
SCPIE Holdings          COM             78402P104   $10,941,304    491,744  SH          Sole         N/A        Sole
Sea Containers LTD-CL A CL A            811371707       $84,251    337,005  SH          Sole         N/A        Sole
Sielox Inc.             COM             82620E107       $60,411    194,874  SH          Sole         N/A        Sole
Spansion Inc. Cl. A.    CL A            84649R101   $13,166,790  1,558,200  SH          Sole         N/A        Sole
Sparton Corporation     COM             847235108       $59,343     12,751  SH          Sole         N/A        Sole
Specialty Underwriters'
  Alliance              COM             84751T309    $7,561,841  1,080,263  SH          Sole         N/A        Sole
Superior Industries
  International Inc.    COM             868168105   $18,150,040    836,793  SH          Sole         N/A        Sole
Sypris Solutions Inc.   COM             871655106      $301,069     35,008  SH          Sole         N/A        Sole
Tandy Brands
  Accessories Inc.      COM             875378101    $3,386,110    314,987  SH          Sole         N/A        Sole
Technology Solutions    COM NEW         87872T207      $224,034     44,814  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class A     CL A            878895200   $23,597,305  1,225,834  SH          Sole         N/A        Sole
Tecumseh Products
  Company - Class B     CL B            878895101    $8,544,088    504,076  SH          Sole         N/A        Sole
Unifi Inc.              COM             904677101    $2,421,925    880,700  SH          Sole         N/A        Sole
Vestin Realty Mortgage
  I Inc.                COM             925490104      $102,133     18,809  SH          Sole         N/A        Sole
WCI Communities Inc.    COM             92923C104    $1,078,679    180,080  SH          Sole         N/A        Sole